Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	Balchem Corp
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13648
Entity Tax Identification Number	13-2578432
Entity Address, Address Line One	5 Paragon Drive
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	845
Local Phone Number	326-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.06-2/3 per share
Trading Symbol	BCPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000009326